Expense Example, No Redemption {- Fidelity New York Municipal Income Fund} - 01.31 Fidelity New York Municipal Income Fund - AMCIZ PRO-14 - Fidelity New York Municipal Income Fund	Apr. 01, 2021 USD ($)
Fidelity Advisor New York Municipal Income Fund: Class A
Expense Example, No Redemption:
1 Year	$ 476
3 Years	639
5 Years	816
10 Years	1,327
Fidelity Advisor New York Municipal Income Fund: Class M
Expense Example, No Redemption:
1 Year	474
3 Years	630
5 Years	800
10 Years	1,293
Fidelity Advisor New York Municipal Income Fund: Class C
Expense Example, No Redemption:
1 Year	154
3 Years	477
5 Years	824
10 Years	1,802
Fidelity Advisor New York Municipal Income Fund: Class I
Expense Example, No Redemption:
1 Year	54
3 Years	170
5 Years	296
10 Years	665
Fidelity Advisor New York Municipal Income Fund: Class Z
Expense Example, No Redemption:
1 Year	44
3 Years	138
5 Years	241
10 Years	$ 542